Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash, cash equivalents and restricted cash

4. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2023	2024
Cash and cash equivalents	$274	$1,123
Restricted cash (Note i)	9,781	7,318
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$10,055	$8,441

(Note i) Restricted cash required by U.S. Department of Education and the deposits necessary to secure lines of credit from financial institutions.

Revision of previously issued financial statements

During the course of preparing the consolidated financial statements for the year ended December 31, 2024, it was identified that there was a classification error in the previously issued consolidated financial statements for the year ended December 31, 2023 in relation to the measurement of “Cash and cash equivalents” and “Restricted cash.” The cash collateral that was pledged by the Company to obtain a letter of credit from financial institutions was included in “Cash and cash equivalents,” which shall be included in “Restricted cash,” and consequently resulted in a misstatement of “Cash and cash equivalents” and “Restricted cash.” As such, the Company revised the presentation of the consolidated balance sheet as of December 31, 2023. The revision had no impact on the net loss, comprehensive loss, loss per share, accumulated deficit or the cash flows as previously reported. The impact of the revision adjustments to the specific line items presented in the consolidated financial statements as of December 31, 2023 is summarized below.

As of December 31, 2023
Consolidated balance sheet:	As previously reported	Adjustment	As revised
	$	$	$
Cash and cash equivalents	4,834	(4,560)	274
Restricted cash	5,221	4,560	9,781